Principal Accounting Policies - Revenue recognition (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Principal Accounting Policies
Agency service fees to third-party advertising agencies	$ 31.3	¥ 215.2	¥ 223.3	¥ 169.6
Revenues recognized from noncash transactions	2.6	17.8	¥ 4.4	¥ 2.8
Revenue from advertising-for-advertising barter transactions	$ 0.7	¥ 4.7